DEBT - Summary of aggregate principal payment of long-term debt (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
DEBT
2021	$ 2,505	$ 2,271
2022	10,021	2,272
2023	10,022	2,272
2024	10,022	2,272
2025	10,023	2,273
Thereafter	183,041	213,226
Total principal payments	$ 225,634	$ 224,586